PROJECT MARIE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	Sep. 30, 2024	Feb. 28, 2024	Feb. 13, 2024	Dec. 07, 2023	Feb. 23, 2023	Sep. 13, 2022
Defined Benefit Plan Disclosure [Line Items]
Debt instrument face value		$ 19,338,000			$ 25,999,000					$ 13,006,022
Legal fees		740,000
Accrued interest and penalty					$ 1,900,000
Master Equipment Finance Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets repossessed total		1,000,000.0							$ 3,400,000
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument face value						$ 5,000,000
Outstanding loan balance				$ 625,000
Project Marie [Member]
Defined Benefit Plan Disclosure [Line Items]
Net book value		3,400,000
Net book value		251,000
Penalty fees		1,000,000.0
Debt outstanding		9,200,000
Payments for legal settlements	$ 3,400,000
Accrued interest and penalty		$ 936,000
Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument face value			$ 10,500,000					$ 10,300,000
Debt rate			2.00%
Disposal of property plant and equipment			$ 2,400,000
Investors [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding loan balance							$ 9,200,000